Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of changes in fair value of our Level 3 financial instruments
Beginning Balance	$ 4,657,960		$ 180,164	$ 180,164	$ 180,164	$ 459,897
Change in fair value of derivative instruments	(15,629)	130	780	0	(198,908)	(421,340)
Warrant derivatives fair value on date of issuance					193,944
Fair value of contingent consideration recorded at date of acquisition					4,482,760	141,607
Change in fair value of contingent consideration	(105,060)
Balance	$ 4,537,271				$ 4,657,960	$ 180,164